Document and Entity Information	Jan. 31, 2021
Risk/Return:
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Registrant CIK	0000745463
SEC Form	497
Period end date	Jan. 31, 2021
Investment Company Type	N-1A
Amendment Flag	false